Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 1		$ 336,508	$ (437,168)	$ (100,659)
Balance, shares at Dec. 31, 2021	133,284	1,000
Contributions to capital– related party			90,092		90,092
Preferred stock converted to common	$ 100		(100)
Preferred stock converted to common, shares	10,000,000	(1,000)
Net income (loss)				864,190	864,190
Balance at Dec. 31, 2022	$ 101		426,500	427,022	853,623
Balance, shares at Dec. 31, 2022	10,133,284
Net income (loss)				(3,115,490)	(3,115,490)
Receivables – related party			(452,551)		(452,551)
Stock issued for services	$ 22		1,079,092		1,079,114
Stock issued for services, shares	2,158,227
Stock issued for cash	$ 3		169,997		170,000
Stock issued for cash, shares	340,000
Shares issued for reverse acquisition	$ 874		(874)
Shares issued for reverse acquisition, shares	87,424,424
Warrant expense			1,582,072		1,582,072
Balance at Dec. 31, 2023	$ 1,000		$ 2,804,236	$ (2,688,468)	$ 116,768
Balance, shares at Dec. 31, 2023	100,055,935